CAPITAL LEASES (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Classes of property
Computer equipment	$ 60,668	$ 0
Less: accumulated depreciation	(3,115)	0
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 57,553	$ 0